Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Nature of Operations [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2013	2012
Commitments to grant loans	$33,532	$31,918
Unfunded commitments under lines of credit	7,457	11,246
Outstanding letters of credit	1,199	1,293